Fair Value - Additional Information (Detail) $ in Millions		Dec. 31, 2016 USD ($) Investment	Dec. 31, 2015 USD ($) Investment
Fair Value Measurements [Line Items]
Number of securities transferred out of Level 2 into Level 1 | $		$ 0.0	$ 0.0
Quoted prices percentage of fair value assets	[1],[2]	100.00%	100.00%
Dealer Quoted Pricing | Fair Value, Inputs, Level 2
Fair Value Measurements [Line Items]
Quoted prices percentage of fair value assets		1.00%	3.00%
Vendor Quoted Pricing | Fair Value, Inputs, Level 1
Fair Value Measurements [Line Items]
Quoted prices percentage of fair value assets		52.00%	49.00%
Vendor Quoted Pricing | Fair Value, Inputs, Level 2
Fair Value Measurements [Line Items]
Quoted prices percentage of fair value assets		99.00%	97.00%
Internal Pricing | Fair Value, Inputs, Level 3
Fair Value Measurements [Line Items]
Number of securities | Investment		0	0

[1]	Our portfolio reflects the effect of unsettled security transactions and collateral on any open derivative positions; at December 31, 2016, $27.8 million was included in "other liabilities," compared to $23.1 million in "other assets" at December 31, 2015.
[2]	The total fair value of the portfolio at both December 31, 2016 and 2015 included $1.3 billion of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.